Note 1 - Corporate Information	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Description of corporate information [text block]
1.	CORPORATE INFORMATION

(a)	Description of business

Ambev S.A. (referred to as the “Company” or “Ambev”), headquartered in São Paulo, Brazil, has purpose directly or through the participation in other companies, produces and sells beer, draft beer, soft drinks, other non-alcoholic beverages, malt and food in general, as well as the advertising of its and third
party products, the sale of promotional and advertising materials and the direct or indirect exploitation of bars, restaurants, snack bars and similar, among others.

The Company’s shares and ADR’s (American Depositary Receipts) are listed on the
B3
S.A.- Brasil, Bolsa, Balcão as
“ABEV3”
and on the New York Stock Exchange (NYSE) as “ABEV”.

The Company’s direct controlling shareholders are Interbrew International B.V. (“IIBV”), AmBrew S.A. (“Ambrew”), both subsidiaries of Anheuser-Busch InBev N.V. (“AB InBev”) and Fundação Antonio e Helena Zerrenner Instituição Nacional de Beneficência (“Fundação Zerrenner”).

The financial statements were approved by the Board of Directors on
February 27
th
,
2019.

(b)	Major corporate events in 2018, 2017 and 2016

Application of inflation accounting and financial reporting in hyperinflationary economies

In
June 2018,
the Argentinean peso underwent a severe devaluation resulting in the three
-year cumulative inflation of Argentina to exceed
100%,
thereby triggering the requirement to transition to hyperinflation accounting as prescribed by IAS
29
Financial Reporting in Hyperinflationary Economies as of
January 1
st
,2018
(beginning of the reporting period in which it identifies the existence of hyperinflation).

Under IAS
29,
the non-monetary assets and liabilities, the equity and the income statement of subsidiaries operating in hyperinflationary economies are restated for changes in the general purchasing power of the local currency applying a general price index.

The financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether they are based on a historical cost approach or a current cost approach, shall be stated in terms of the measuring unit current at the end of the reporting period and conversion into Brazilian Real at the period closing exchange rate.

Consequently, the company has applied hyperinflation accounting for its Argentinean subsidiaries in these consolidated interim financial statements applying the IAS
29
rules as follows:

•
         hyperinflation accounting was applied as of
January 1
st
,
2018
(under paragraph
4
of IAS
29,
the standard applies to the financial statements of any entity from the beginning of the reporting period in which it identifies the existence of hyperinflation);

•
         non-monetary assets and liabilities stated at historical cost (e.g. property plant and equipment, intangible assets, goodwill, etc.) and equity of subsidiaries in Argentina were restated using an inflation index. The hyperinflation impacts resulting from changes in the general purchasing power until
31
December 2017
were reported in retained earnings and the impacts of changes in the general purchasing power from
January 1
st
,
2018
are reported through the income statement on a dedicated account for hyperinflation monetary adjustments in the finance line (see also Note
11
-
Finance cost and income
). Under paragraph
3
of IAS
29,
there is
no
a general price index, but allow to be executed judgement when restatement of financial statements becomes necessary. That way, the index used was based in Resolution
539/18
issued by Argentine Federation of Professional Boards on Economic Sciences: i) from
January 1
st
,
2017
onwards the national IPC (national consumer price index); ii) to
December
31,2016
the IPIM (wholesale price index)
.

•
         the income statement is adjusted at the end of each reporting period using the change in the general price index and is converted at the closing exchange rate of each period (rather than the year to date average rate for non hyperinflationary economies), thereby restating the year to date income statement account both for inflation index and currency conversion;

•
         the prior year income statement and the
first
and
second
quarter of
2018
and balance sheet of the Argentinean subsidiaries were
not
restated. Under paragraph
42
(b) of IAS
21
when amounts are translated into the currency of a non-hyperinflationary economy, comparative amounts shall be those that were presented as current year amounts in the relevant prior year financial statements (i.e.
not
adjusted for subsequent changes in the price level or subsequent changes in exchange rates).

The net assets impacts of the Company on
December 31, 2018
are presents as below:

Assets	12/31/2018

Property, plant and equipment	1,394.9
Goodwill	1,686.4
Intangible	976.3
Non-current assets	4,057.6

Inventories	72.8
Current assets	72.8

Total assets	4,130.4

Equity and liabilities

Equity
Reserves	(8.2)
Carrying value adjustments	258.2
Retained earnings	3,252.4
Equity attributable to equity holders of Ambev	3,502.4
Non-controlling interests	(2.4)
Total Equity	3,500.0

Deferred tax liabilities	630.4
Non-current liabilities	630.4

Total liabilities	630.4

Total equity and liabilities	4,130.4

The income statement of year ended
2017
of operations in Argentina were translated at an average rate of
0.193096
Argentinean pesos per Brazilian Real. The income statement of year ended
December 31, 2018
of operations in Argentina was corrected by inflation index and, later translated at the
December 31, 2018
closing rate of
0.102486
Argentinean pesos per Brazilian Real, in consequence of IAS
29
application.

In year ended
December 31, 2018,
the adoption to Hyperinflation Accounting in accordance with the IFRS rules, resulted in (i) a positive
R$182.5
adjustment reported in the finance results, (ii) a negative impact on the Profit of
R$292.4.

Exchange contracts for future financial flows - Equity Swap

On
December 21, 2017
Ambev's Board of Directors approved the execution, by the Company or its subsidiaries, of equity swap contracts through financial institutions to be defined by the Company's management, having as underlying asset the shares issued by the Company or American Depositary Receipts (ADR’s), without losses on the liquidation, within the regulatory term, of the contracts still in force. The settlement of the approved equity swap contracts shall occur within a maximum period of
18
months from approval, such contracts
may
result in exposure up to
44
million common shares (of which all or part
may
be through ADR's), with a limit value up to
R$820
million.

On
May 15, 2018
Ambev’s Board of Directors approved the conclusion of new equity swap contracts, without losses on the liquidation, within the regulatory term, of the contracts still in force. The settlement of the new approved equity swap shall occur within a maximum period of
18
months from approval, and such contracts
may
result in exposure up to
80
million common shares ( which all or part
may
be through ADR's), with a limit value up to
R$1.8
million.

On
December 20, 2018,
the Board of Directors of Ambev approved the conclusion of new equity swap contracts, without prejudice to the liquidation, within the regulatory term, of the equity swap contracts still in force. The settlement of the new approved equity swap contracts shall occur within a maximum period of
18
months from approval, and such contracts
may
result in exposure up to
80
million common shares (of which all or part
may
be through ADRs), with a limit value up to
R$1.5
billion, in addition to contracts already executed in the context of the approvals of
December 21, 2017
and
May 15, 2018,
and which have
not
yet been settled,
may
result in an exposure up to
137,394,353
common shares (all or part of which
may
be through ADR's).

Addendum to the Agreement with PepsiCo

The long-term agreement with PepsiCo, under which the Company has the exclusive right to bottle, sell and distribute certain brands on PepsiCo’s portfolio of soft drinks in Brazil, including Pepsi Cola, Gatorade,
H2OH!
and Lipton Ice Tea, was added in
October 2018
to reflect certain changes in the trade agreement between the parties. The new terms of the agreement were approved by CADE in
December 2018
and became effective as of
January 1
st
,
2019.
The agreement will be in force until
December 31, 2027.

Sale of subsidiary

On
June 8, 2018
the Company concluded the sale of all shares of the subsidiary, Barbados Bottling Co. Limited, active in the Soft drink segment, by the amount of
US$53
million, corresponding to
R$179
million. An result of this transaction the Company recorded a gain of
US$22
million, corresponding to
R$75
million at the transaction date and to
R$79
million in
December 31, 2018,
in the income statement as Exceptional item.

Perpetual licensing agreement with Quilmes

In
September 2017,
Quilmes, a subsidiary of Ambev, entered into an agreement whereby AB InBev will grant a perpetual license to Quilmes in Argentina for Budweiser and other North American brands upon the recovery of the distribution rights by AB InBev from the Chilean company Compañia Cervecerías Unidas S.A.
-
CCU. The agreement also foreseed the transfer of the brewery of Cerveceria Argentina Sociedad Anonima Isenbeck by AB InBev to Quilmes and the transfer of some Argentinean brands (Norte, Iguana and Baltica) and related business assets along with
US$50
million by Quilmes to CCU. The transaction was closed on
May 2, 2018,
following the approval, on
April 27, 2018,
by the Argentinean antitrust authority (Comisión Nacional de Defensa de la Competencia) of the main transaction documents and verification of other usual conditions closing. The Company recorded a gain of
306
million of Argentinean pesos, corresponding to
R$50
million on the transaction date and to
R$30
million in
December 31, 2018
in the income statement as a result of the application of the accounting practice for the exchange of assets involving transactions under common control as Exceptional item.

Renegotiation of shareholders agreement from Tenedora

On
December 1
st
,
2017,
Ambev informed its shareholders and the general market that the E. León Jimenes, S.A. (“ELJ”), partner of Ambev in Tenedora, S.A. (“Tenedora”), which holds almost all shares of Cervecería Nacional Dominicana, S.A (“CND”), would exercise partially, as provide for in shareholders’ agreement of Tenedora, ELJ put option with relation to approximately
30%
of capital stock by Tenedora. Due the partial put exercise option, the Company will pay to ELJ the amount of
R$3
billion (equivalent to USD
926.5
million) and would be the holder of approximately
85%
of Tenedora, and ELJ will remain with
15%
interest of CND. Considering the strategic importance of alliance with the ELJ, the Board of Directors of Ambev approved this date the change of the call option term from
2019
to
2022,
of the period for the call option granted by ELJ to the Company to become exercisable. The transaction was subject to certain conditions precedent that was concluded on
January 18, 2018.

Adherence to the Special Tax Regularization Program - PERT
2017

During the
third
quarter of
2017,
the Company adhere a Special Program for Tax Regularization, fixed by Provisional Measure
no.
783,
from
May 31, 2017,
extended by the Provisional Measure
no.
798
(“PERT
2017
in
August, 30 2017”),
undertaking to pay some tax assessments that were in dispute, including debts from its subsidiaries, for a total amount of
R$3.5
billion, already considering discounts according to the program, having paid the amount of approximately
R$960
million in
2017
and undertaking to pay the remaining value in
145
monthly installments, with interest, starting in
January, 2018,
the installments owed until moment, have been paid.

Acquisition of the Cachoeiras de Macacu

In
December 2016,
the Company acquired Cachoeira de Macacu Bebidas Ltda. from Brasil Kirin Indústria de Bebidas Ltda., a company that owns an operating industrial plant for the production and packaging of beer and non-alcohol  beverages  in the State of Rio de Janeiro for
R$478.6
million.

Exchange of shareholdings

On
May 12, 2016,
Ambev and its controlling shareholder, AB InBev, entered into an agreement for the exchange of shareholdings (“Swap”). The execution of the Swap was conditional on the implementation of the merger of the activities of AB InBev and SABMiller Plc (“SABMiller”), which occurred on
October 10, 2016.
Subsequently, on
December 31, 2016,
after the implementation of certain preparatory corporate acts, the Swap was effected. Based on the agreement described above, Ambev transferred to AB InBev the equity interest in Keystone Global Corporation - KGC, which held shares in companies domiciled in Colombia, Peru and Ecuador. On the other hand, AB InBev transferred to Ambev its interest in Cerveceria Nacional S. de R.L., a subsidiary domiciled in Panama, which had previously been acquired as a third
party.

The value attributed to the transaction is based on a fairness opinion prepared by a specialized company and duly approved by the Board of Directors of Ambev, with abstention from the vote of the directors appointed by AB InBev.

The result of the transaction above mentioned was
R$1,236.8
million, of which
R$1,240.0
million was recognized in the income statement on exceptional items.

Acquisition of Archibald Microbrasserie

On
April, 2016,
the Company, through its wholly-owned subsidiary Labatt Breweries, in Canada, acquired the company Archibald Microbrasserie, known for its local beers and seasonal specialties. Furthermore, in Brazil, acquired
66%
of the company Sucos do Bem, which has a range of juices, teas and cereal bars. The acquisition amount added was approximately
R$155
million.

Acquisition of Mark Anthony Group Companies

On
January, 2016,
the Ambev, through its wholly-owned subsidiaries, CRBS S.A. and Ambev Luxembourg, acquired companies to a range of primarily spirit-based beers and ciders from Mark Anthony Group, by
R$1.4
billion.